Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,570,000
Previously Paid Amount	0
Total Fee Amount	216.82
Total Offset Amount	0
Net Fee	$ 216.82